Concentration of Credit Risk - Schedule of Concentration Risk (Details)		6 Months Ended				12 Months Ended
		Mar. 31, 2026		Mar. 31, 2025		Sep. 30, 2025
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Percentage of the Group’s total accounts receivable
Concentration Risk, Percentage	[1]	42.00%
Customer Concentration Risk [Member] | Customer B [Member] | Accounts Receivable [Member]
Percentage of the Group’s total accounts receivable
Concentration Risk, Percentage		25.00%					[1]
Customer Concentration Risk [Member] | Customer C [Member] | Accounts Receivable [Member]
Percentage of the Group’s total accounts receivable
Concentration Risk, Percentage		13.00%				38.00%	[1]
Customer Concentration Risk [Member] | Customer D [Member] | Accounts Receivable [Member]
Percentage of the Group’s total accounts receivable
Concentration Risk, Percentage			[1]			16.00%
Supplier Concentration Risk [Member] | Purchase [Member] | Supplier A [Member]
Percentage of the Group’s total accounts receivable
Concentration Risk, Percentage		14.00%		16.00%
Supplier Concentration Risk [Member] | Purchase [Member] | Supplier B [Member]
Percentage of the Group’s total accounts receivable
Concentration Risk, Percentage		12.00%			[1]
Supplier Concentration Risk [Member] | Purchase [Member] | Supplier C [Member]
Percentage of the Group’s total accounts receivable
Concentration Risk, Percentage		11.00%		11.00%	[1]
Supplier Concentration Risk [Member] | Advance to Suppliers [Member] | Supplier D [Member]
Percentage of the Group’s total accounts receivable
Concentration Risk, Percentage		91.00%				51.00%
Supplier Concentration Risk [Member] | Advance to Suppliers [Member] | Supplier E [Member]
Percentage of the Group’s total accounts receivable
Concentration Risk, Percentage			[1]			26.00%
Supplier Concentration Risk [Member] | Advance to Suppliers [Member] | Supplier F [Member]
Percentage of the Group’s total accounts receivable
Concentration Risk, Percentage			[1]			19.00%

[1]	Represent percentage less than 10%